SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

36.SUBSEQUENT EVENTS

On March 1, 2023 Banco Supervielle S.A. and Dorinka S.R.L decided by mutual agreement to terminate the financial services contract that their consumer financing company, IUDU Compañía Financiera, had entered into with Dorinka on August 24, 2021, by which IUDU would offer its financial products and services through Dorinka points of sale. This decision is in line with the Bank's strategy of focusing on profitability and having less exposure to the consumer financing segment.